Summary of Significant Accounting Policies - Schedule of Consolidated Statement of Stockholders’ Deficit (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024
Schedule of Consolidated Statement of Stockholders’ Deficit [Line Items]
Beginning Balance		18,599,982	18,599,982	18,599,982
Ending Balance			18,599,982	18,599,982
Beginning Balance	$ (284,734)	$ (270,203)	$ (264,891)	$ (257,256)
Ending Balance	$ (297,912)	$ (284,734)	$ (270,203)	$ (264,891)
As Previously Reported [Member]
Schedule of Consolidated Statement of Stockholders’ Deficit [Line Items]
Beginning Balance		19,599,982	19,599,982	19,599,982
Ending Balance			19,599,982	19,599,982
Beginning Balance		$ (270,189)	$ (264,877)	$ (257,242)
Ending Balance			$ (270,189)	$ (264,877)
Adjustments [Member]
Schedule of Consolidated Statement of Stockholders’ Deficit [Line Items]
Beginning Balance		(1,000,000)	(1,000,000)	(1,000,000)
Ending Balance			(1,000,000)	(1,000,000)
Beginning Balance		$ (14)	$ (14)	$ (14)
Ending Balance			$ (14)	$ (14)